General and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
General and Summary of Significant Accounting Policies

NOTE 1 — GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

UCI Holdings Limited (“Holdings”), an entity domiciled in New Zealand, was incorporated on November 26, 2010 for the purpose of consummating the acquisition of UCI International, Inc., (together with its subsidiaries, “UCI International”). All operations of Holdings are conducted by United Components, Inc. (“UCI”) through its subsidiaries, which is a leading designer, manufacturer and distributor of a broad range of filtration products, fuel delivery and cooling systems products and vehicle electronics products. UCI manufactures and distributes vehicle parts, primarily servicing the vehicle replacement parts market in North America and Europe.

Principles of Consolidation and Basis of Presentation

The accompanying consolidated financial statements include the accounts and operations of Holdings and are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Holdings consolidates all entities that are controlled by ownership of a majority voting interest as well as variable interest entities for which Holdings is the primary beneficiary, if any. All significant intercompany accounts and transactions are eliminated in the consolidated financial statements.

Financial Statement Presentation

The following provides a description of certain items that appear in the consolidated statements of comprehensive income (loss):

Net sales includes the selling price of our products sold to our customers, less provisions for warranty costs, estimated sales returns, customer allowances and cash discounts. Shipping and handling fees that are billed to customers are classified as net sales.

Cost of sales includes all costs of manufacturing required to bring a product to a ready-for-sale condition, as well as costs to warehouse and distribute product to customers. Such costs include direct and indirect materials (net of vendor consideration), direct and indirect labor costs (including pension, post-retirement and other fringe benefits), supplies, utilities, freight, depreciation, insurance, and other costs. Cost of sales also includes all costs to procure, package and ship products which are purchased and resold.

Selling, general and administrative expenses primarily include sales and marketing and general and administrative costs. Major cost elements include executive, accounting and administrative personnel salaries and fringe benefits (including pension, post-retirement and other fringe benefits), professional fees, insurance, provisions for doubtful accounts, rent, depreciation and amortization, advertising and information technology costs.

Advertising is expensed as incurred. Advertising expense recognized during the years ended December 31, 2014, 2013 and 2012 was $2.0 million, $2.0 million and $2.1 million, respectively.

Comparatives

Certain comparative balances for the years ended December 31, 2013 and 2012 have been reclassified to conform to the current method of presentation.

Summary of Significant Accounting Policies

A summary of the significant accounting policies applied in the preparation of the accompanying financial statements follows.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of sales and expenses during the reporting period. The estimates and assumptions include estimates of collectability of accounts receivable and the realizability of inventory, goodwill and other intangible assets. They also include estimates of cost accruals, environmental liabilities, warranty and product returns, insurance reserves, income taxes, pensions and other post-retirement benefits and other factors. Management has exercised reasonableness in deriving these estimates; however, actual results could differ from these estimates.

Segment Reporting

In accordance with the guidance included in Accounting Standards Codification ASC 280, “Segment Reporting,” Holdings reports as one segment. Holdings is in one business, which is the manufacturing and distribution of vehicle parts. The products and services, customer base, distribution channel, manufacturing process, procurement and economic characteristics are similar throughout all of Holdings’ operations.

Revenue Recognition

Holdings records sales, including related party sales to FRAM Group, when title has transferred to the customer, the sales price is fixed and determinable and the collection of the related accounts receivable is reasonably assured. Holdings’ related party sales to FRAM Group are entered into on an arm’s-length basis documented by product purchase orders.

Provisions for estimated sales returns, allowances and warranty costs are recorded when the sales are recorded. Sales returns, allowances and warranty costs are estimated based upon historical experience, current trends and Holdings’ expectations regarding future experience. Adjustments to such returns, allowances and warranty costs are made as new information becomes available.

In order to obtain exclusive contracts with certain customers, Holdings may incur up-front costs or assume the cost of returns of products sold by the previous supplier. The up-front costs are capitalized and amortized over the life of the contract as a reduction of sales. The cost of returns of products sold by the previous supplier is recorded as a reduction to net sales as incurred.

New business changeover costs also can include the costs related to removing a new customer’s inventory and replacing it with Holdings’ inventory, commonly referred to as a “stocklift.” Stocklift costs are recorded as a reduction of net sales when incurred.

Restructuring Charges

Holdings recognizes a liability for restructuring charges in the period in which the liability is incurred. These restructuring charges include costs for certain initiatives such as consolidation of operations or facilities, management reorganization, rationalization of non-manufacturing infrastructure, outsourcing of non-core components and asset impairments. See Note 2 for a more detailed discussion of restructuring charges.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, certificates of deposit, commercial paper and other highly liquid investments with an original maturity of three months or less.

Accounts Receivable and Allowance for Doubtful Accounts

Holdings generally does not require collateral for its trade accounts receivable. Accounts receivable are recorded at face amounts less an allowance for amounts that may become uncollectible in the future. These allowances are established based on a combination of write-off history, aging analysis and specific account evaluations. When a receivable balance is known to be uncollectible, it is written off against the allowance for doubtful accounts.

Inventories

Inventories are stated at the lower of cost or market. Cost is principally determined using standard cost, which approximates the first-in, first-out method. Inventories are reduced by an allowance for excess and obsolete inventories, based on Holdings’ review of on-hand inventories and historical usage. The expense of inventory allowances is included in cost of sales.

Depreciation and Amortization

Depreciation of property, plant and equipment is provided on a straight-line basis, over the estimated service lives of the assets. Leasehold improvements are amortized over the shorter of their service life or the remaining term of the lease.

Major renewals and improvements of property, plant and equipment are capitalized, and repairs and maintenance costs are expensed as incurred. Repairs and maintenance expenses recognized during the years ended December 31, 2014, 2013 and 2012 were $9.1 million, $6.2 million and $6.0 million, respectively.

Trademarks with finite lives and other intangible assets are amortized over their useful lives on an accelerated or straight-line basis commensurate with the expected benefits received from such intangible assets.

Defined Benefit Pension and Other Post-retirement Benefits

Holdings’ consolidated balance sheets reflect the funded status of its pension and post-retirement benefit plans. The funded status of the plans is measured as the difference between the fair value of the plan assets and the projected benefit obligation. Holdings recognizes, in the consolidated balance sheets, the aggregate overfunding of any plans in other long-term assets and the aggregate underfunding of any plans in accrued expense and other current liabilities for current portions and in pension and other post-retirement liabilities for non-current portions. Holdings records unrecognized gains and losses in accumulated other comprehensive loss, net of related taxes in the consolidated balance sheets.

Goodwill and Trademarks with Indefinite Lives

Goodwill is subject to annual review unless conditions arise that require a more frequent evaluation. The review for impairment is either a qualitative assessment or a two-step process. If Holdings chooses to perform a qualitative assessment and determines that the fair value of Holdings more likely than not exceeds the carrying value, no further evaluation is necessary. For the two-step process, the first step is to compare the estimated fair value of Holdings with the recorded net book value (including the goodwill). If the estimated fair value of Holdings is higher than the recorded net book value, no impairment is deemed to exist and no further testing is required. If, however, the estimated fair value of Holdings is below the recorded net book value, then a second step must be performed to determine the goodwill impairment required, if any. In this second step, the implied fair value of goodwill is calculated as the excess of the fair value of Holdings over the fair values assigned to Holdings’ assets and liabilities. If the implied fair value of goodwill is less than the book value of the goodwill, the difference is recognized as an impairment loss.

Holdings performs its annual goodwill impairment review as of December 31 of each year using discounted future cash flows, unless conditions exist that would require a more frequent evaluation. The process of evaluating the potential impairment of goodwill is subjective because it requires the use of estimates and assumptions as to future cash flows, discount rates commensurate with the risks involved in the assets, future economic and market conditions, competition, customer relations, pricing, raw material costs, production costs, selling, general and administrative costs and income and other taxes. Although Holdings bases cash flow forecasts on assumptions that are consistent with plans and estimates used to manage Holdings, there is significant judgment in estimating the cash flows. See Note 7 for information regarding the results of the impairment testing at December 31, 2014.

Trademarks with indefinite lives are tested for impairment annually as of December 31 unless conditions arise that would require a more frequent evaluation. In assessing the recoverability of these assets, projections regarding estimated discounted future cash flows and other factors are made to determine if impairment has occurred. If Holdings concludes that there has been impairment, Holdings will write down the carrying value of the asset to its fair value. See Note 7 for information regarding impairment losses recorded in the years ended December 31, 2014 and 2013.

Holdings also evaluates those trademarks with indefinite lives to determine whether events and circumstances continue to support the indefinite lives. As of December 31, 2014, Holdings has concluded that events and circumstances continue to support the indefinite lives of these trade names.

Impairment of Long-Lived Assets, other than Goodwill and Trademarks with Indefinite Lives and Long-Lived Assets to be Disposed of

Holdings evaluates all of its long-lived assets, including intangibles with finite lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of such long-lived assets is measured by a comparison of the carrying amount of the asset to the future undiscounted net cash flows that are expected to be generated by the asset. If the carrying amount exceeds the expected undiscounted future cash flows, the asset is considered to be impaired. If an asset is considered to be impaired, it is written down to fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. See Note 2 for information regarding impairment losses for property, plant and equipment recorded in the years ended December 31, 2014 and 2013.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis. Deferred tax assets are also recognized for operating losses and tax credit carryforwards. Holdings establishes valuation allowances against deferred tax assets when the ability to fully utilize these benefits is determined to be uncertain. See Note 11 for information regarding valuation allowances currently being applied. Deferred tax assets and liabilities are measured using enacted tax rates applicable in the years in which they are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax law is recognized in income in the period that includes the enactment date.

Holdings does not provide for U.S. income taxes on undistributed earnings of its non-U.S. subsidiaries that are intended to be permanently reinvested. Where Holdings does not intend to permanently reinvest earnings of its non-U.S. subsidiaries, Holdings provides for U.S. income taxes and foreign withholding taxes, where applicable, on undistributed earnings.

Holdings records a liability for uncertain tax positions when management concludes that the likelihood of sustaining such positions upon examination by taxing authorities is less than “more-likely-than-not.” Holdings also records any interest and penalties related to these uncertain tax positions as a component of income tax (expense) benefit in the consolidated statements of comprehensive income (loss).

Foreign Currency Translation

Chinese operations — The functional currency of the majority of Holdings’ Chinese operations is the U.S. dollar. The results of operations are remeasured into U.S. dollars at the average exchange rates for each relevant period, except for cost of sales which is remeasured primarily at historical exchange rates. Non-monetary assets and liabilities are remeasured into U.S. dollars at historical rates, and monetary assets and liabilities are remeasured at the closing exchange rate as of the applicable balance sheet date. Adjustments resulting from the translation of the balance sheet are recorded in the consolidated statements of comprehensive income (loss).

All other non-U.S. operations — The functional currencies for all other non-U.S. operations are their local currencies. The results of operations are translated into U.S. dollars using the average exchange rates during the applicable period. Assets and liabilities of these operations are translated into U.S. dollars using the exchange rates in effect at the applicable balance sheet date. Resulting cumulative translation adjustments are recorded as a component of shareholder’s equity in accumulated other comprehensive loss in the consolidated balance sheets.

Foreign Currency Transactions

Transaction exchange gains and losses are included in the consolidated statements of comprehensive income (loss) in the appropriate line based upon the nature of the transaction. The net foreign exchange losses (gains) recognized during the years ended December 31, 2014, 2013 and 2012 were $1.9 million, ($0.3) million and $0.3 million, respectively.

Reporting of Comprehensive Income (Loss)

Comprehensive income (loss) includes (i) net income (loss), (ii) the cumulative effect of translating balance sheets of certain non-U.S. subsidiaries to U.S. dollars and (iii) adjustments for pension and other post-retirement benefit liabilities. The last two items are not included in the determination of net income and are reflected as adjustments to shareholder’s equity.

Environmental Liabilities

Holdings accrues for environmental investigation, remediation and penalty costs when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. The liability is determined on an undiscounted cash flow basis and is not reduced for potential claims for recovery. Claims for recovery are recognized as agreements are reached with third parties. Environmental expenditures are capitalized if they mitigate or prevent future contamination or if they improve the environmental safety or efficiency of the existing assets. All other environmental costs are expensed as incurred. Environmental cost estimates may include expenses for remediation of identified sites, long-term monitoring, payments for claims, administrative expenses, and expenses for ongoing evaluations and litigation. The liability is adjusted periodically as assessment and remediation efforts progress or as additional technical or legal information becomes available.

Insurance Reserves

Holdings’ insurance policies for workers’ compensation, automobile, product and general liability include high deductibles or self-insured retention (up to $0.5 million per event) for which we are responsible, which are recorded in accrued expenses as incurred. Estimates of such losses involve substantial uncertainties including litigation trends, the severity of reported claims and incurred but not yet reported claims. External actuaries are used to assist us in estimating these losses. Holdings’ self-insured insurance reserves, including group medical insurance reserves, were $7.3 million as of December 31, 2014. A hypothetical 10% increase in the insurance reserves would decrease our pre-tax earnings by $0.7 million.

Derivative Financial Instruments

Holdings routinely enters into purchase agreements to acquire materials used in the normal course of its operations. In certain instances, a routine purchase agreement may meet the technical definition of a derivative. In all such cases, Holdings elects the “normal purchases” exemption from derivative accounting.

Holdings has at times entered into long-term, fixed price contracts with suppliers and formula price agreements with suppliers and customers to mitigate market risk exposure for commodity prices which can result in changes in the cost of production. Holdings has elected the “mark-to-market” accounting for these transactions.

Recently Adopted Accounting Guidance

On January 1, 2014, Holdings adopted the amendments to guidance issued by the FASB on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The amendments require entities to present an unrecognized tax benefit netted against certain deferred tax assets when specific requirements are met. The adoption of this guidance did not have a material impact on the financial position, results of operations or cash flows of Holdings.

Recently Issued Accounting Guidance

In April 2014, the FASB issued amendments to change the criteria for reporting discontinued operations while enhancing disclosures in this area. Under the new guidance, only disposals representing a strategic shift in a company’s operations and financial results should be reported as discontinued operations, with expanded disclosures. In addition, the new guidance requires disclosure of the pre-tax income attributable to a disposal of a significant part of an organization that does not qualify as a discontinued operation. These amendments are effective for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2014. The guidance applies prospectively to new disposals and new classifications of disposal groups held for sale after the effective date. Management does not expect the adoption of this guidance to have a material impact on the financial statements of Holdings.

In May 2014, the FASB issued amendments that are a comprehensive new revenue recognition model that require entities to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. These amendments create common revenue recognition guidance between GAAP and International Financial Reporting Standards. These amendments are effective retrospectively for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2016, with early adoption not permitted. Holdings is currently evaluating the new standard.

In August 2014, the FASB issued amendments that provide guidance on disclosure of uncertainties about an entity’s ability to continue as a going concern. Under the new guidance, management will be required to evaluate at every interim and annual reporting period whether conditions or events exist that raise substantial doubt about an entity’s ability to continue as a going concern within one year after the date the financial statements are issued. In addition, certain disclosure in the financial statements will be required when substantial doubt about the entity’s ability to continue as a going concern exists. These amendments are effective for all entities for fiscal years, and interim periods within those years, beginning after December 15, 2016. Management does not expect the adoption of this guidance to have a material impact on the financial statements of Holdings.